Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of major components of income tax expense
The major components of income tax expense for the years ended December 31, 2022, 2021 and 2020 are:

	2022	2021	2020
Current income tax expense	(1,103)	(58)	(111)
Deferred tax benefit/ (expense)	78	56	(119)

Income tax expense for the year	(1,025)	(2)	(230)

Summary of reconciliation of theoretical income tax based on the Russian statutory income tax rate and actual tax
Below is a reconciliation of theoretical income tax based on the Russian statutory income tax rate of 20% to the actual tax recorded in the consolidated statement of profit or loss and other comprehensive income:

	2022	2021	2020
Loss before income tax	(57,162)	(56,777)	(22,034)
Income tax benefit calculated at Russia’s statutory tax rate 20%	11,432	11,355	4,407
Effect of unrecognized tax assets	(8,976)	(10,227)	(3,669)
Effect of non-deductible expenses in determining taxable profit	(3,520)	(827)	(438)
Effect of tax provision	(582)	—	—
Effect of foreign exchange gain/(loss) that is exempt from taxation	1,307	58	(255)
Effect of tax rates in foreign jurisdiction	(686)	(361)	(275)

Income tax expense for the year	(1,025)	(2)	(230)